Condensed Interim Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 4,414,010		$ 7,634,095
Cost of revenue	2,046,297		3,710,005
Gross margin	2,367,713		3,924,090
Operating Expenses:
Professional fees	547,824		1,440,716
Research and development						12,726
Consulting -related parties						75,600
Consulting - other						68,553
Option expense - consulting - other		31,911		95,733	106,370	285,850
General and administrative	216,957	16,129	696,481	51,005	79,623	142,014
Amortization expense	324,598		640,167
Total Operating Expenses	1,089,380	48,040	2,777,365	146,738	185,993	584,743
Gain (loss) from operations	1,278,333	(48,040)	1,146,725	(146,738)	(185,993)	(584,743)
Other income (expenses)
Change in fair value of derivative-warrants						5,517
Change in fair value of derivative-Notes		(36,484)		(102,821)	(114,435)	(185,057)
Interest expense	(825,407)	(106,042)	(1,401,689)	(734,087)	(844,268)	(625,689)
Total other expenses	(825,407)	(142,526)	(1,401,689)	(836,908)	(958,703)	(805,229)
Gain (Loss) before income tax provision	452,926	(190,565)	(254,964)	(983,645)	(1,144,696)	(1,389,972)
Income tax provision
Net Gain (Loss)	$ 452,926	$ (190,565)	$ (254,964)	$ (983,645)	$ (1,144,696)	$ (1,389,972)
Net Gain(Loss) Per Common Share:
- Basic and Diluted	$ 0.05	$ (0.02)	$ (0.03)	$ (0.10)	$ (0.12)	$ (0.26)
Weighted Average Commons Shares Outstanding:
- Basic and Diluted	9,558,686	9,640,915	9,558,686	9,558,534	9,581,451	5,252,137